Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 74,652	$ 79,251
Restricted cash	4,900
Accounts receivable, net	13,521	12,658
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	8,725	6,687
Deferred tax assets	3,059
Total current assets	105,270	99,085
Satellites and equipment, net	552,562	443,015
Concessions, net	42,837	44,628
Intangible assets	32,923	63,810
Deferred financing cost	11,390	13,677
Guarantee deposits and other assets	1,032	728
Total	746,014	664,943
Current liabilities:
Accounts payable and accrued expenses	44,886	18,863
Deferred revenue	3,605	1,361
Income tax payable	13	454
Deferred tax liabilities		1,490
Total current liabilities	48,504	22,168
Debt obligations	360,000	325,000
Deferred revenue	22,982	33,800
Guarantee deposits and accrued expenses	3,375	2,904
Labor obligations	1,060	891
Long-term deferred tax liabilities	8,483	19,889
Total liabilities	444,404	404,652
Contingencies and commitments (Note 16)
Shareholders' equity:
Paid-in capital	275,662	275,662
Retained earnings (accumulated deficit)	22,334	(18,882)
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity	297,996	256,780
Noncontrolling interest	3,614	3,511
Total shareholders' equity	301,610	260,291
Total	746,014	664,943
Common stock, class I
Shareholders' equity:
Common stock
Common stock, class II
Shareholders' equity:
Common stock